Subsidiaries	12 Months Ended
Dec. 31, 2021
Disclosure of Subsidiaries [Abstract]
SUBSIDIARIES

NOTE 22: SUBSIDIARIES

In 2011, Bitfarms Ltd. (Israel) established AU Acquisition VI, LLC (“AU”) which is incorporated in the State of Nevada, USA, and is wholly owned and controlled by the Company. AU is registered as the legal owner of the mineral assets, Hidden Lake and Victorine. Also, in 2011, Bitfarms established Pembroke & Timberland, LLC (“Pembroke”) in the State of Maine, USA, which is also wholly owned and controlled by the Company. Pembroke is registered as the legal owner of the Pembroke mineral asset as described in Note 9d.

In 2021, Backbone established Backbone Hosting Solutions (USA) Inc. (“Backbone USA”) which is incorporated in the State of Delaware, USA, and is wholly owned and controlled by Backbone.

In 2021, Backbone established Backbone Paraguay which is incorporated in Asuncion, Paraguay, and is owned and controlled 90% and 10% by Backbone and Bitfarms Ltd., respectively. Backbone established Backbone Argentina which is incorporated in Buenos Aires, Argentina and is wholly owned and controlled by Backbone.

In 2021, Bitfarms Ltd. established 2872246 Ontario Inc. (“ON”) which is incorporated in the Province of Ontario, Canada, and is wholly owned and controlled by the Company. ON is registered as the legal owner of Backbone Mining Solutions LLC as described in Note 4.

Company name	Security type	Main place of business	Securities	Equity	Voting
AU	Ordinary shares	USA	100%	100%	100%
Pembroke	Ordinary shares	USA	100%	100%	100%
Volta	Ordinary shares	CDA	100%	100%	100%
Backbone	Ordinary shares	CDA	100%	100%	100%
Backbone Argentina	Ordinary shares	ARG	100%	100%	100%
Backbone Paraguay	Ordinary shares	PAR	100%	100%	100%
Backbone Mining	Ordinary shares	USA	100%	100%	100%
ON	Ordinary shares	CDA	100%	100%	100%
Backbone USA	Ordinary shares	USA	100%	100%	100%

Excluding the mineral assets with a carrying amount of $7,200, substantially all of the other assets, liabilities, revenues, expenses and cash flows in the consolidated financial statements are those of Backbone, Backbone Argentina, Backbone Paraguay, Backbone Mining and of Volta. See Note 26 for geographic information of revenues and property, plant and equipment.